UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON D.C. 20549
                             FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011
Check here if Amendment[ ]
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stack Financial Management, Inc.
Address:  2472 Birch Glen, Suite A
          Whitefish, MT 59937

13F File Number:  28-11071

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:	Catherine M. Hetrick
Title:	Chief Compliance Officer
Phone:	406-862-8000



Signature, Place, and Date of Signing:
Catherine M. Hetrick, Whitefish, Montana, February 10, 2011

Report Type (Check only one.):
     [X]  13F HOLDINGS REPORT.
     [ ]  13F NOTICE.
     [ ]  13F COMBINATION REPORT.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  44

Form 13F Information Table Value Total:  $449,673 (x1000)

List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Market Vectors ETF Gold Trust  GOLD MINER ETF   57060U100      406     7900 SH       Sole                     7900
SPDR S&P 500 ETF TR            TR UNIT          78462F103      739     5885 SH       Sole                     5885
3M Company                     COM              88579Y101     7132    87262 SH       Sole                    87052               210
AECOM Technology Corp.         COM              00766T100     6093   296210 SH       Sole                   294390              1820
Abbott Laboratories            COM              002824100     6954   123669 SH       Sole                   123369               300
Accenture plc                  SHS CLASS A      G1151C101    14788   277806 SH       Sole                   275901              1905
Air Products & Chemicals, Inc. COM              009158106     8875   104177 SH       Sole                   103877               300
Automatic Data Processing, Inc COM              053015103    11913   220568 SH       Sole                   219243              1325
Becton, Dickinson & Company    COM              075887109    11549   154569 SH       Sole                   153689               880
CVS Caremark Corp.             COM              126650100    11705   287040 SH       Sole                   285225              1815
Coca-Cola Company              COM              191216100     9914   141694 SH       Sole                   141304               390
ConocoPhillips                 COM              20825C104     9371   128601 SH       Sole                   128271               330
Darden Restaurants, Inc.       COM              237194105     8360   183423 SH       Sole                   183023               400
Devon Energy Corp.             COM              25179M103     8876   143164 SH       Sole                   142264               900
Diageo plc                     SPON ADR NEW     25243Q205     7598    86913 SH       Sole                    86693               220
Dover Corp.                    COM              260003108    12065   207837 SH       Sole                   206527              1310
Emerson Electric Company       COM              291011104     6956   149304 SH       Sole                   148924               380
Equifax, Inc.                  COM              294429105     9960   257104 SH       Sole                   255594              1510
Exxon Mobil Corporation        COM              30231G102      373     4400 SH       Sole                     4400
Illinois Tool Works, Inc.      COM              452308109     7341   157163 SH       Sole                   156763               400
Intel Corp.                    COM              458140100    20258   835388 SH       Sole                   831613              3775
Jack Henry & Associates, Inc.  COM              426281101     5298   157645 SH       Sole                   157265               380
Johnson & Johnson              COM              478160104    10252   156322 SH       Sole                   155932               390
Marathon Oil Corp.             COM              565849106    10812   369397 SH       Sole                   367077              2320
Medtronic, Inc.                COM              585055106    23433   612632 SH       Sole                   609952              2680
Microsoft Corp.                COM              594918104    19698   758767 SH       Sole                   754742              4025
Nike, Inc.                     CL B             654106103    15138   157086 SH       Sole                   156111               975
Norfolk Southern Corp.         COM              655844108     9776   134175 SH       Sole                   133905               270
PepsiCo, Inc.                  COM              713448108    10599   159737 SH       Sole                   158767               970
Procter & Gamble Company       COM              742718109     9904   148469 SH       Sole                   148109               360
Sigma-Aldrich Corp.            COM              826552101    13113   209935 SH       Sole                   208605              1330
Spectra Energy Corp.           COM              847560109     9510   309281 SH       Sole                   307326              1955
Stryker Corp.                  COM              863667101     9035   181758 SH       Sole                   180663              1095
Synaptics, Inc.                COM              87157D109     9183   304585 SH       Sole                   302415              2170
Sysco Corp.                    COM              871829107    18054   615535 SH       Sole                   612670              2865
TJX Companies, Inc.            COM              872540109    17412   269739 SH       Sole                   268074              1665
Teva Pharmaceutical Industries ADR              881624209     9273   229765 SH       Sole                   229215               550
United Technologies Corp.      COM              913017109    12487   170839 SH       Sole                   169794              1045
Verizon Communications, Inc.   COM              92343V104     9353   233131 SH       Sole                   232471               660
Wal-Mart Stores, Inc.          COM              931142103     9131   152790 SH       Sole                   152410               380
Walt Disney Company            COM DISNEY       254687106     6822   181911 SH       Sole                   180791              1120
Waste Management, Inc.         COM              94106L109     6947   212372 SH       Sole                   211822               550
Waters Corp.                   COM              941848103    14490   195675 SH       Sole                   194380              1295
Willis Group Holdings plc      SHS              G96666105     8727   224910 SH       Sole                   224310               600